Restructuring - Summary of Restructuring Related Liability and Restructuring Costs Activity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 256	$ 1,320	$ 469
Restructuring Charges	1,270	1,492	6,550	$ 10,047	$ 10,047
Payments / Utilizations	(215)	(879)	(5,708)	(8,114)	(9,578)
Balance, end of period	1,311	1,933	1,311	1,933	469
Employee-Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	256	1,320	469
Restructuring Charges	1,270	1,492	6,550	10,047	10,047
Payments / Utilizations	(215)	(879)	(5,708)	(8,114)	(9,578)
Balance, end of period	$ 1,311	$ 1,933	$ 1,311	$ 1,933	$ 469